INTELLECTUAL PROPERTY (Details Narrative) - CAD ($)	1 Months Ended
	Mar. 25, 2021	Sep. 30, 2021	Dec. 31, 2020	Apr. 30, 2020
IfrsStatementLineItems [Line Items]
Goodwill		$ 17,675,063	$ 2,166,563	$ 2,166,563
Dronelogics [Member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Percentage of acquired				100.00%
Customer relationships				$ 197,000
Dronelogics [Member] | Brand [Member]
IfrsStatementLineItems [Line Items]
Percentage of acquired				100.00%
Customer relationships				$ 119,000
Dronelogics [Member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Percentage of acquired				100.00%
Goodwill	$ 15,530,516			$ 2,166,563
Payment to acquire assets	22,016
Vital [Member] | Brand [Member]
IfrsStatementLineItems [Line Items]
Customer relationships	540,000
Vital [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Customer relationships	$ 1,711,000